PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.8%
Asset-Backed Securities 15.9%
Automobiles 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-01A, Class A, 144A	5.360%	06/20/30		200	$203,286
OneMain Direct Auto Receivables Trust, Series 2025-01A, Class B, 144A	5.560	10/15/35		200	204,132
Santander Drive Auto Receivables Trust, Series 2025-02, Class D	5.470	05/15/31		200	202,121
					609,539
Collateralized Loan Obligations 10.7%
AGL Core CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.135(c)	07/20/37		500	501,609
Avoca CLO DAC (Ireland), Series 29A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.054(c)	10/15/38	EUR	600	704,240
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)	5.415(c)	01/20/38		350	351,078
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.913(c)	01/15/39		1,000	1,002,157
Series 2024-37A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.017(c)	01/25/38		500	501,610

Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.107(c)	07/20/34		250	250,167
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	10/20/37		250	250,687
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.913(c)	10/15/38		750	751,980

CVC Cordatus Loan Fund DAC (Ireland), Series 15A, Class ARR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.626(c)	02/26/39	EUR	1,000	1,169,062
Eldridge CLO Ltd., Series 2026-03A, Class A, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.939(c)	03/31/38		1,000	1,001,797
Elevation CLO Ltd. (Cayman Islands), Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.915(c)	03/28/38		630	631,482
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	10/20/37		250	250,600
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.195(c)	04/20/37		250	250,500

Empower CLO Ltd. (Cayman Islands), Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.985(c)	07/20/38		750	752,100
Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.625(c)	10/20/37		250	250,650
Henley CLO DAC (Ireland), Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.365(c)	04/25/39	EUR	500	583,630
HPS Loan Management Ltd., Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	07/20/38		250	250,784
ICG Euro CLO DAC (Ireland), Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.488(c)	10/19/38	EUR	500	583,256
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 03A, Class A1R3, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	10/20/36		1,000	1,000,714
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.425(c)	01/20/38		250	250,320

Kings Park CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.872(c)	01/21/39		250	250,422
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.373(c)	01/15/38		250	250,717
Series 2023-63A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	07/21/38		1,250	1,253,992

Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.095(c)	01/20/38		500	501,729
Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.873(c)	05/15/37	EUR	250	292,036
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands), Series 2022-48A, Class A1R, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.757(c)	04/25/36		390	390,199

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Northwoods Capital Ltd. (Cayman Islands), Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.125%(c)	07/19/37		321	$321,961
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.935(c)	03/20/38		750	752,183
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	4.905(c)	10/20/38		1,000	1,002,582

OFSI BSL Ltd. (Cayman Islands), Series 2021-10A, Class AR, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.945(c)	04/20/34		500	500,399
Palmer Square CLO Ltd. (Cayman Islands), Series 2021-02A, Class AR1, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.923(c)	02/15/38		255	255,628
Palmer Square European CLO DAC (Ireland), Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.454(c)	10/15/39	EUR	500	583,834
Rad CLO Ltd. (Bermuda), Series 2024-25A, Class A1, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.135(c)	07/20/37		300	300,935
Regatta Funding Ltd. (Cayman Islands), Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.063(c)	10/15/37		250	250,703
Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.973(c)	03/15/38		1,000	1,002,740
Tikehau CLO DAC (Ireland), Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.394(c)	10/15/38	EUR	500	582,746
Trimaran CAVU Ltd., Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	01/20/37		500	500,346
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.093(c)	07/15/37		250	250,718
					20,532,293
Consumer Loans 1.2%
Affirm Master Trust,
Series 2025-01A, Class C, 144A	5.280	02/15/33		100	100,311
Series 2025-02A, Class C, 144A	5.260	07/15/33		300	300,997
Series 2025-03A, Class B, 144A	4.750	10/16/34		100	99,493
GreenSky Home Improvement Issuer Trust,
Series 2025-01A, Class A4, 144A	5.220	03/25/60		89	89,646
Series 2025-03A, Class A3, 144A	4.520	12/27/60		155	153,929
Series 2026-REV01, Class A, 144A	4.930	05/15/41		300	300,680

Lendmark Funding Trust, Series 2026-01A, Class A, 144A	4.800	11/20/35		100	99,474
Mariner Finance Issuance Trust,
Series 2025-BA, Class A, 144A	4.590	11/22/38		200	198,456
Series 2026-AA, Class A, 144A	5.010	05/20/39		400	401,035

Onemain Financial Issuance Trust, Series 2025-01A, Class C, 144A	5.200	07/14/38		100	99,853
Sotheby’s Artfi Master Trust, Series 2026-01A, Class A1, 144A	4.800	06/20/33		200	199,190
Stream Innovations Issuer Trust, Series 2026-01A, Class A, 144A	4.780	08/15/46		183	180,178
					2,223,242
Equipment 0.3%
Capteris Equipment Finance LLC,
Series 2026-01A, Class B, 144A	4.950	09/20/33		200	198,439
Series 2026-01A, Class C, 144A	5.180	09/20/33		200	198,576
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class A2, 144A	5.400	08/20/55		100	100,530
Series 2026-01A, Class A2, 144A	5.273	04/20/56		100	100,197
					597,742

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 2.7%
BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A	5.703%(cc)	02/25/55	199	$199,811
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	251	249,314
Series 2025-CES03, Class A1A, 144A	5.036(cc)	12/25/55	361	359,159
Series 2026-CES01, Class A1A, 144A	5.254(cc)	04/25/56	197	196,466

COOPR Residential Mortgage Trust, Series 2025-CES04, Class A1A, 144A	5.040(cc)	11/25/60	279	277,158
EFMT, Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	232	232,249
FIGRE Trust, Series 2026-HE04, Class A, 144A	5.300(cc)	05/25/56	294	292,422
GS Mortgage Backed Securities Trust, Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55	127	127,104
GS Mortgage-Backed Securities Trust, Series 2026-CES01, Class A1, 144A	4.899(cc)	05/25/56	275	272,264
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.325(c)	03/20/54	30	30,239
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.725(c)	05/20/54	50	50,675
Series 2025-CES02, Class A1, 144A	5.592(cc)	06/25/55	122	122,555
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.150% (Cap N/A, Floor 0.000%)	4.775(c)	07/20/55	165	165,322
Series 2026-ACES01, Class A1, 144A	4.894(cc)	04/25/66	280	277,604
Series 2026-CES01, Class A1A, 144A	4.909(cc)	06/25/56	278	275,964

OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.212(c)	02/25/55	151	151,655
RCKT Mortgage Trust,
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	66	66,439
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	134	134,890
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	207	207,727
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	147	147,147
Series 2025-CES12, Class A1A, 144A	5.027(cc)	11/25/55	358	356,020

Santander Mortgage Asset Receivable Trust, Series 2025-CES01, Class A1A, 144A	5.036(cc)	09/25/55	273	271,004
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	199	200,161
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	143	143,340
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	154	153,970
Series 2025-HE02, Class A1A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	4.962(c)	09/25/65	245	245,595
				5,206,254
Other 0.7%
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC,
Series 2025-04A, Class A2, 144A	5.522	12/20/55	200	201,324
Series 2026-01A, Class A2, 144A	5.079	03/20/56	300	295,696
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380	02/20/49	128	128,061
Series 2025-02A, Class A, 144A	5.320	06/20/49	131	131,222

OnDeck Asset Securitization IV LLC, Series 2025-02A, Class A, 144A	4.840	11/17/32	400	397,551
PK Alift Loan Funding 8 LP, Series 2026-01, Class A, 144A	4.614	09/15/43	300	293,124
				1,446,978

Total Asset-Backed Securities (cost $30,309,909)				30,616,048
Commercial Mortgage-Backed Securities 5.9%
ARES Trust, Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.127(c)	04/15/42	70	70,044

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, Series 2023-BNK46, Class A21	6.725%(cc)	08/15/56	200	$205,638
BANK5,
Series 2025-05YR17, Class A3	5.225	11/15/58	410	416,085
Series 2025-05YR19, Class A3	5.270	12/15/58	500	508,941

BANK5 Trust, Series 2025-05YR13, Class A3	5.753	01/15/58	170	175,129
Barclays Commercial Mortgage Securities Trust,
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	350	364,375
Series 2024-05C29, Class XA, IO	1.596(cc)	09/15/57	991	44,721
Series 2025-05C38, Class A3	5.146	11/15/58	500	506,751
Benchmark Mortgage Trust,
Series 2019-B15, Class A4	2.673	12/15/72	300	278,867
Series 2022-B33, Class A1	2.306	03/15/55	67	66,759
BMO Mortgage Trust,
Series 2023-C06, Class A2	6.644(cc)	09/15/56	194	200,365
Series 2024-05C4, Class A3	6.526(cc)	05/15/57	180	187,933
Series 2024-05C7, Class A3	5.566(cc)	11/15/57	1,000	1,022,089

Bridge Commercial Mortgage Trust, Series 2026-MF, Class A, 144A, 1 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.850(c)	06/15/39	250	250,000
BX Commercial Mortgage Trust, Series 2025-COPT, Class B, 144A, 1 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	5.827(c)	08/15/42	275	275,602
BX Trust,
Series 2021-LGCY, Class B, 144A, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	4.596(c)	10/15/36	391	390,952
Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42	250	251,089
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.377(c)	02/15/35	110	109,313
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	4.771(c)	03/15/30	212	211,739

BXMT Ltd. (Cayman Islands), Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.264(c)	10/18/42	100	100,180
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	233	230,001
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.027(c)	10/15/37	550	550,687
Commercial Mortgage Trust, Series 2016-COR01, Class A4	3.091	10/10/49	250	248,583
GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41	300	300,278
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 144A	4.879(cc)	11/05/37	300	300,088
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A5	4.029	03/10/52	250	239,518
JPMF1 Multifamily Mortgage Trust, Series 2026-FX01, Class A3	5.309	05/15/59	250	253,462
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43	280	282,898
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.020(c)	10/15/40	250	250,312
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	5.519(c)	02/15/42	110	110,103
Series 2026-01PARK, Class C, 144A, 1 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.475(c)	02/15/43	250	250,619

RFR Trust, Series 2025-SGRM, Class A, 144A	5.379(cc)	03/11/41	420	423,546
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	100	101,408
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	250	256,815
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	300	311,863

SCG Trust, Series 2025-SNIP, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.127(c)	09/15/42	250	250,972
SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 144A	4.971(cc)	05/05/39	300	298,465

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

SLG Office Trust, Series 2026-OMA, Class A, 144A	4.965%(cc)	04/15/41	250	$250,430
UBS Commercial Mortgage Trust, Series 2017-C04, Class A3	3.301	10/15/50	378	373,070
VNDO Trust, Series 2016-350P, Class A, 144A	3.805	01/10/35	172	171,732
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.119(c)	11/15/41	130	130,244
Wells Fargo Commercial Mortgage Trust, Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.567(c)	10/15/41	100	99,329
WEST Trust, Series 2025-ROSE, Class A, 144A	5.275(cc)	04/10/35	95	95,218

Total Commercial Mortgage-Backed Securities (cost $11,330,302)				11,416,213
Corporate Bonds 24.0%
Aerospace & Defense 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/28	30	29,430
Sr. Unsec’d. Notes	6.298	05/01/29	20	20,925

Spirit AeroSystems, Inc., Gtd. Notes	4.600	06/15/28	550	549,550
				599,905
Agriculture 0.7%
Altria Group, Inc., Gtd. Notes	4.875	02/04/28	50	50,334
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.259	03/25/28	355	341,403
Cargill, Inc., Sr. Unsec’d. Notes, 144A	4.625	02/11/28	240	241,398
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	4.500	06/30/28	650	648,498
Philip Morris International, Inc., Sr. Unsec’d. Notes	3.125	03/02/28	150	146,937
				1,428,570
Airlines 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	149,625
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	429	429,622
Southwest Airlines Co., Sr. Unsec’d. Notes	4.375	11/15/28	410	407,163
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	90	89,173
Gtd. Notes	5.375	03/01/31	100	99,020
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	10	9,750
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	55	54,725
				1,239,078

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.1%
Gildan Activewear, Inc. (Canada), Gtd. Notes, 144A	4.700%	10/07/30	45	$44,424
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	225	215,115
				259,539
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	199,272
Sr. Unsec’d. Notes	5.730	09/05/30	200	202,305
Sr. Unsec’d. Notes	6.800	05/12/28	200	206,177
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	4.750	04/06/29	390	390,864
Sr. Unsec’d. Notes	5.050	04/04/28	178	179,485
Sr. Unsec’d. Notes	5.400	05/08/27	15	15,154
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	2.100	09/15/28	90	85,059
Sr. Unsec’d. Notes, 144A	5.950	09/21/26	80	80,346
				1,358,662
Auto Parts & Equipment 0.1%
Qnity Electronics, Inc., Sr. Sec’d. Notes, 144A	5.750	08/15/32	15	15,116
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	250	251,393
				266,509
Banks 5.4%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	325	309,493
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	197,961
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	200	198,552

BNP Paribas SA (France), Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	200	202,545
BPCE SA (France), Sr. Non-Preferred Notes, 144A	5.184(ff)	06/02/32	345	345,727
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	120	121,656
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	222	226,265
Sub. Notes	4.450	09/29/27	195	194,888

Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A	4.656(ff)	01/12/32	520	511,889
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	150	148,203
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	270	268,930

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,698
Fifth Third Financial Corp., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	80	82,345
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	140	138,928
Sr. Unsec’d. Notes	4.594(ff)	04/20/30	1,120	1,116,158
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	50	49,922

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.711(ff)	05/12/30	415	413,921

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208%(ff)	08/21/29	10	$10,326
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	5.066(ff)	03/25/31	200	201,773
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	4.255(ff)	10/22/31	560	549,399
Sr. Unsec’d. Notes	4.347(ff)	01/22/32	630	618,870
Sr. Unsec’d. Notes	5.040(ff)	01/23/28	70	70,327
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	500	507,522

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	18,717
Morgan Stanley,
Sr. Unsec’d. Notes	4.238(ff)	01/09/30	185	182,998
Sr. Unsec’d. Notes	4.493(ff)	01/16/32	250	246,044
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	85	86,449
Sr. Unsec’d. Notes, MTN, Series I	4.356(ff)	10/22/31	700	686,392

Morgan Stanley Bank NA, Sr. Unsec’d. Notes	4.788(ff)	05/10/30	325	325,963
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.213(ff)	02/08/30	250	247,163
Sr. Unsec’d. Notes	4.734(ff)	07/18/31	250	249,170

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.615(ff)	10/20/27	20	20,171
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	4.450(ff)	04/12/30	330	326,136
Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27	200	201,300
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29	200	202,581

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	125	124,992
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	30	30,588
Sr. Unsec’d. Notes	5.678(ff)	01/23/35	40	41,320
Wells Fargo & Co.,
Jr. Sub. Notes, Series GG	6.125(ff)	06/15/31(oo)	520	523,392
Sr. Unsec’d. Notes	4.182(ff)	01/23/30	90	89,084
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	250	254,841
				10,363,599
Beverages 0.3%
Diageo Investment Corp. (United Kingdom), Gtd. Notes	5.125	08/15/30	230	233,900
Maple Parent Holdings Corp., Gtd. Notes, 144A	4.750	03/26/29	275	274,728
				508,628
Building Materials 0.2%
Amrize Finance US LLC, Gtd. Notes	4.950	04/07/30	65	65,585
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	25	15,297
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	10	8,181
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32	20	20,367

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375%	07/15/30	150	$142,930
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25	24,883
				277,243
Chemicals 0.4%
Braskem Netherlands Finance BV (Brazil), Gtd. Notes	4.500	01/10/28	200	132,750
Celanese US Holdings LLC, Gtd. Notes	7.350	11/15/28	16	16,665
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 144A	4.725	11/15/28	20	20,025
International Flavors & Fragrances, Inc., Sr. Unsec’d. Notes, 144A	1.832	10/15/27	300	289,498
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	7.250	06/15/31	200	203,047
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	200	186,493
				848,478
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	135	122,166
Commercial Services 0.4%
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29	25	24,122
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	24,879
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	165	169,664
ERAC USA Finance LLC, Gtd. Notes, 144A	5.000	02/15/29	40	40,444
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.500	11/15/28	165	163,646
Sr. Unsec’d. Notes	4.550	03/15/28	55	54,856
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	170	170,003
Gtd. Notes, 144A	7.000	06/15/30	15	15,591
Mobility Global, Inc.,
Sr. Unsec’d. Notes, 144A	5.050	06/15/29	65	65,311
Sr. Unsec’d. Notes, 144A	5.450	06/15/31	108	109,197
				837,713
Computers 0.1%
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	6.000	06/04/29	140	143,382
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.450	09/25/26	65	65,054
				208,436
Diversified Financial Services 1.0%
Ally Financial, Inc., Sr. Unsec’d. Notes	5.543(ff)	01/17/31	25	25,200
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	26,063

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp., Sr. Unsec’d. Notes	7.149%(ff)	10/29/27	40	$40,418
Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	6.625	04/15/31	75	75,711
GGAM Finance Ltd. (Ireland), Gtd. Notes, 144A	8.000	02/15/27	150	151,176
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.125	04/28/31	460	455,024
Navient Corp., Sr. Unsec’d. Notes	6.750	06/15/26	275	274,901
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	150	148,705
Gtd. Notes	3.875	09/15/28	25	24,183
Gtd. Notes	6.625	05/15/29	50	50,839
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	75	71,606
Gtd. Notes, 144A	7.875	12/15/29	250	259,828
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	175	173,721
Gtd. Notes, 144A	3.875	03/01/31	75	69,738

Synchrony Financial, Sr. Unsec’d. Notes	5.019(ff)	07/29/29	35	35,023
				1,882,136
Electric 1.1%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	30	30,000
Constellation Energy Generation LLC, Sr. Unsec’d. Notes, 144A	4.625	02/01/29	50	49,759
Eskom Holdings (South Africa), Sr. Unsec’d. Notes, MTN	8.450	08/10/28	400	421,260
MVM Energetika Zrt (Hungary), Sr. Unsec’d. Notes	7.500	06/09/28	200	208,900
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.685	09/01/27	75	75,341
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,042
Gtd. Notes, 144A	3.375	02/15/29	175	166,951
Gtd. Notes, 144A	5.750	07/15/29	75	75,042
Southern California Edison Co.,
First Mortgage	4.875	02/01/27	100	100,181
First Mortgage	4.900	06/01/26	125	125,000

Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	270	271,748
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	25	24,528
Gtd. Notes, 144A	4.600	10/15/30	55	53,971
Gtd. Notes, 144A	5.000	07/31/27	125	124,974
Gtd. Notes, 144A	6.875	04/15/32	10	10,407
Gtd. Notes, 144A	7.750	10/15/31	125	131,060

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	190	197,806
				2,116,970
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc., Gtd. Notes, 144A	5.250	04/15/31	25	24,801

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.3%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350%	08/18/28		65	$67,168
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		5	5,145
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	199,700
TopBuild Corp., Gtd. Notes, 144A	5.625	01/31/34		210	212,186
					484,199
Entertainment 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		198	190,822
Sr. Sec’d. Notes, 144A	7.000	02/15/30		100	101,164

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		75	72,971
Penn Entertainment, Inc.,
Gtd. Notes, 144A	6.750	04/01/31		75	74,697
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		75	71,821
					511,475
Foods 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		75	71,584
Gtd. Notes, 144A	5.500	03/31/31		40	39,372
Gtd. Notes, 144A	5.625	03/31/32		75	73,204
Gtd. Notes, 144A	6.500	02/15/28		25	25,281

B&G Foods, Inc., Gtd. Notes(x)	5.250	09/15/27		50	48,687
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.125	05/14/30	GBP	100	123,966
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	125	140,398

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unsec’d. Notes	5.750	04/01/33		105	108,083
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		176	168,374
Mars, Inc., Sr. Unsec’d. Notes, 144A	4.800	03/01/30		275	276,855
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		210	191,894
Gtd. Notes, 144A	4.250	02/01/27		150	149,666
					1,417,364
Gas 0.0%
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29		40	40,674
Healthcare-Products 0.0%
Solventum Corp., Sr. Unsec’d. Notes	5.400	03/01/29		32	32,624
Healthcare-Services 0.3%
CommonSpirit Health,
Sec’d. Notes	4.352	09/01/30		80	78,480
Sr. Sec’d. Notes	5.205	12/01/31		100	101,394

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

DaVita, Inc., Gtd. Notes, 144A	4.625%	06/01/30	150	$145,735
LifePoint Health, Inc., Sr. Sec’d. Notes, 144A	9.875	08/15/30	75	79,432
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.750	12/31/30	100	80,528
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30	175	169,366
				654,935
Holding Companies-Diversified 0.2%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	341	320,372
Home Builders 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	100	95,923
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	100	94,866

Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	25	25,410
Dream Finders Homes, Inc., Gtd. Notes, 144A	8.250	08/15/28	50	51,229
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	75	76,653
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	25	24,986
Meritage Homes Corp., Gtd. Notes, 144A	3.875	04/15/29	195	189,465
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	75	74,381
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	125	124,918
				757,831
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	6.125	06/15/30	60	56,478
Household Products/Wares 0.0%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	50	45,998
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/28	10	10,448
Insurance 0.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Sec’d. Notes, 144A	7.500	11/06/30	75	74,926
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.850	12/15/29	30	30,259
Asurion LLC & Asurion Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	8.000	12/31/32	110	114,672
				219,857

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 0.4%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.250%	03/13/31	170	$168,065
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	455	468,014
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	50	47,074
				683,153
Investment Companies 0.1%
Blackstone Secured Lending Fund, Sr. Unsec’d. Notes	5.900	05/21/31	265	262,482
Iron/Steel 0.1%
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	4.625	03/01/29	100	96,869
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	20	19,925
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	15	14,906
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	77	79,835
				211,535
Leisure Time 0.3%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	25	24,975
Gtd. Notes, 144A	5.750	08/01/32	95	95,972
Sr. Sec’d. Notes, 144A	4.000	08/01/28	75	73,585

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30	50	51,504
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.500	04/01/28	290	292,847
				538,883
Lodging 0.3%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	75	75,579
Sr. Unsec’d. Notes	5.750	04/23/30	300	308,383

Las Vegas Sands Corp., Sr. Unsec’d. Notes	5.625	06/15/28	160	162,269
Marriott International, Inc., Sr. Unsec’d. Notes	5.450	09/15/26	30	30,055
				576,286
Machinery-Construction & Mining 0.0%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31	15	15,236
Machinery-Diversified 0.0%
Nordson Corp., Sr. Unsec’d. Notes	5.600	09/15/28	10	10,200
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28	35	35,616
				45,816

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	53	$52,977
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	2.250	01/15/29	90	84,011
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	25	23,838
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	80	79,703

CSC Holdings LLC, Gtd. Notes, 144A	5.500	04/15/27	200	144,000
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	22,627
Gtd. Notes	7.375	07/01/28	25	24,272
Gtd. Notes	7.750	07/01/26	325	324,224

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	25	25,777
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29	250	271,737
				1,053,166
Metal Fabricate/Hardware 0.0%
Advanced Drainage Systems, Inc., Gtd. Notes, 144A	5.375	03/01/34	45	43,965
Mining 0.3%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31	50	53,959
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	02/21/30	80	81,176
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	8.625	06/01/31	350	364,266
Novelis Corp., Gtd. Notes, 144A	4.750	01/30/30	60	57,887
PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31	10	10,257
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31	60	63,048
				630,593
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	6.000	04/26/27	100	101,744
Oil & Gas 1.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	380	366,275
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	150	152,335

Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	50	50,381
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.000	12/15/29	75	75,987
Comstock Resources, Inc., Gtd. Notes, 144A	6.750	03/01/29	50	49,133
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	50	51,220
Gtd. Notes, 144A	9.750	10/15/30	125	133,187

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.000	02/01/31	100	98,634

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.700%	02/16/32	46	$46,322
Gtd. Notes	6.840	01/23/30	140	143,920
Gtd. Notes	9.500	09/15/27	62	64,635
Gtd. Notes	10.000	02/07/33	160	187,920
Gtd. Notes, MTN	6.750	09/21/47	97	81,662
Gtd. Notes, MTN	8.750	06/02/29	205	220,426

Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	100	97,873
SM Energy Co.,
Gtd. Notes, 144A	6.750	08/01/29	125	128,120
Gtd. Notes, 144A	8.750	07/01/31	15	15,711
Sunoco LP,
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	25	24,400
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	50	50,027

Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.500	05/15/29	50	48,999
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	10	10,366
Gtd. Notes, 144A	8.500	05/15/31	45	47,475
Sr. Sec’d. Notes, 144A	8.750	02/15/30	140	146,650
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.875	05/22/30	200	206,217
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	200	208,349
				2,706,224
Packaging & Containers 0.4%
AptarGroup, Inc., Sr. Unsec’d. Notes	4.750	03/30/31	170	168,633
Ball Corp., Gtd. Notes	6.000	06/15/29	75	76,354
Berry Global, Inc.,
Sr. Sec’d. Notes	1.650	01/15/27	230	226,060
Sr. Sec’d. Notes	5.800	06/15/31	50	52,021
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	50	48,036
Sr. Sec’d. Notes, 144A	6.750	04/15/32	30	28,840

Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29	175	166,125
				766,069
Pharmaceuticals 0.1%
AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	100	96,504
Bausch Health Cos., Inc. (Canada), Sr. Sec’d. Notes, 144A	4.875	06/01/28	100	92,375
CVS Health Corp., Jr. Sub. Notes	7.000(ff)	03/10/55	40	41,728
				230,607
Pipelines 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	25	24,995
Buckeye Partners LP, Sr. Unsec’d. Notes	3.950	12/01/26	50	49,737

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927%	08/15/30	15	$15,637
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	70	72,539
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	220	220,808
Sr. Unsec’d. Notes	5.200	04/01/30	35	35,688
Sr. Unsec’d. Notes	6.100	12/01/28	40	41,413

Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month SOFR + 3.248%	6.897(c)	08/16/77	230	230,063
MPLX LP, Sr. Unsec’d. Notes	4.800	02/15/31	40	39,974
Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	95	94,842
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	210	198,386
Gtd. Notes	4.550	07/15/28	100	100,045
Gtd. Notes	5.650	11/01/28	35	35,809

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/29	300	309,774
Targa Resources Corp., Gtd. Notes	5.200	07/01/27	125	126,002
Tennessee Gas Pipeline Co. LLC, Gtd. Notes, 144A	2.900	03/01/30	300	281,334
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.250	05/15/30	90	85,450
Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/30	175	180,059
Venture Global Plaquemines LNG LLC, Sr. Sec’d. Notes, 144A	6.125	12/15/30	106	108,811
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	11/15/30	220	209,227
Sr. Unsec’d. Notes	4.625	06/30/30	100	99,931
				2,560,524
Real Estate 0.1%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	80	82,071
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	100	98,592
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A	7.000	06/01/31	20	20,458
Gtd. Notes, 144A	7.250	06/01/33	20	20,279
				221,400
Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp., Sr. Unsec’d. Notes	3.600	01/15/28	70	69,058
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	150	140,353
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900	03/15/27	95	94,719
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28	90	90,471
Lineage OP LP, Gtd. Notes	5.250	07/15/30	445	446,636
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29	50	48,795

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, (cont’d.)
Sr. Sec’d. Notes, 144A	5.875%	10/01/28		75	$75,029
Realty Income Corp.,
Sr. Unsec’d. Notes	4.700	12/15/28		75	75,401
Sr. Unsec’d. Notes	4.750	02/15/29		160	161,040

SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27		200	198,474
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28		15	14,981
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		25	24,942
Sr. Unsec’d. Notes, 144A	4.375	01/15/27		100	99,680
Sr. Unsec’d. Notes, 144A	6.500	10/15/30		50	51,135

Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28		75	71,169
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27		700	702,685
					2,364,568
Retail 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		25	24,562
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27		525	519,375
Sr. Unsec’d. Notes	1.950	08/01/28		200	188,731
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		75	77,811
Sr. Sec’d. Notes, 144A	9.000	06/01/31		254	280,114

EG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	123,201
Park River Holdings, Inc., Sec’d. Notes, 144A	8.750	12/31/30		42	40,889
					1,254,683
Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.600	07/15/30		360	359,926
Sr. Unsec’d. Notes	5.050	07/12/29		89	90,568
					450,494
Shipbuilding 0.1%
Huntington Ingalls Industries, Inc., Gtd. Notes	4.200	05/01/30		140	137,033
Software 1.0%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		90	91,246
Gtd. Notes, 144A	9.250	06/01/30		75	76,527
Gtd. Notes, 144A	9.750	10/01/31		10	10,311

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.450	03/10/28		485	483,675
Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		60	60,788
OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33		20	20,841
Oracle Corp., Sr. Unsec’d. Notes	4.950	02/04/31		360	353,907

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software (cont’d.)

Salesforce, Inc., Sr. Unsec’d. Notes	4.900%	09/15/31		630	$630,416
ServiceNow, Inc., Sr. Unsec’d. Notes	4.700	08/15/31		95	94,974
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		50	50,003
					1,872,688
Telecommunications 1.1%
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31		125	127,159
Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30		75	78,155
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31		425	432,678
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	7.000	03/31/34		60	62,164
Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29		50	48,911
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31		225	226,183
NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	4.567	07/16/27		200	200,452
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31		190	190,214
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000	02/15/29		130	130,973
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31		200	197,441
T-Mobile USA, Inc., Gtd. Notes	3.750	04/15/27		115	114,549
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes, 144A	8.625	06/15/32		25	26,165
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	100	128,064
Sr. Sec’d. Notes	4.500	07/15/31	GBP	100	112,400

WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30		25	26,301
					2,101,809
Transportation 0.3%
Fedex Freight Holding Co., Inc., Gtd. Notes, 144A	4.300	03/15/29		140	138,232
RXO, Inc., Gtd. Notes, 144A	6.375	05/15/31		85	85,657
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		280	271,633
					495,522

Total Corporate Bonds (cost $46,213,756)					46,219,168
Residential Mortgage-Backed Securities 7.0%
Angel Oak Mortgage Trust,
Series 2025-10, Class A1, 144A	4.960(cc)	09/25/70		260	258,423
Series 2025-11, Class A1, 144A	4.975(cc)	10/25/70		266	264,494

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Barclays Mortgage Loan Trust, Series 2026-NQM01, Class A1, 144A	4.836%(cc)	12/25/65		239	$237,011
BINOM Mortgage Loan Trust, Series 2026-NQM01, Class A1, 144A	5.060(cc)	02/25/66		495	492,068
BRAVO Residential Funding Trust,
Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64		147	148,229
Series 2025-NQM09, Class A1, 144A	5.043(cc)	09/25/65		262	261,494
Series 2026-NQM01, Class A1, 144A	4.830(cc)	12/25/65		292	289,363

CLIP Trust, Series 2026-NQM01, Class A1, 144A	5.221(cc)	05/25/71		397	396,398
COLT Mortgage Loan Trust, Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		78	78,820
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.712(c)	03/25/42		100	101,583
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	10.412(c)	06/25/42		100	105,781
Cross Mortgage Trust,
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		616	612,119
Series 2025-H08, Class A1, 144A	5.003(cc)	11/25/70		264	262,653
Series 2025-H09, Class A1, 144A	5.036(cc)	11/25/70		283	281,287
Series 2026-NQM05, Class A1, 144A	5.094(cc)	03/25/71		298	296,940
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70		275	275,821
Series 2025-NQM02, Class A1, 144A	5.596(cc)	06/25/70		155	155,621
Series 2025-NQM05, Class A1, 144A	5.033(cc)	11/25/70		262	260,203

GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM06, Class A1, 144A	5.021(cc)	02/25/66		250	249,112
GS Mortgage-Backed Securities Trust, Series 2025-DSC02, Class A1, 144A	5.038(cc)	01/25/66		365	362,708
HOMES Trust,
Series 2025-AFC04, Class A1A, 144A	5.149(cc)	11/25/60		179	178,842
Series 2025-NQM05, Class A1, 144A	5.027(cc)	09/25/70		354	352,545
Series 2026-AFC01, Class A1, 144A	4.846(cc)	02/25/61		393	389,421
JPMorgan Mortgage Trust,
Series 2026-NQM02, Class A1, 144A	5.154(cc)	09/25/66		298	296,987
Series 2026-VIS01, Class A1, 144A	4.787(cc)	06/25/66		393	389,135

Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		267	264,419
Lugo Funding DAC (Spain), Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.695(c)	05/26/66	EUR	100	115,649
MFA Trust, Series 2025-NQM04, Class A1, 144A	5.229(cc)	08/25/70		347	346,569
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		166	166,918
Series 2025-NQM10, Class A1, 144A	5.119(cc)	11/25/70		360	357,809
Series 2026-NQM01, Class A1, 144A	4.809(cc)	12/25/70		188	186,602
New Residential Mortgage Loan Trust,
Series 2026-NQM05, Class A1, 144A	5.175(cc)	04/25/66		299	297,832
Series 2026-NQM06, Class A1, 144A	5.293(cc)	05/25/66		298	297,635

NYMT Loan Trust, Series 2025-INV02, Class A1, 144A	5.000(cc)	10/25/60		391	388,437
OBX Trust,
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		74	73,949
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		154	154,317
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		222	222,220
Series 2025-NQM20, Class A1, 144A	5.021(cc)	10/25/65		172	171,489
Series 2025-NQM21, Class A1, 144A	4.989(cc)	10/25/65		356	354,151
Series 2026-NQM02, Class A1, 144A	4.818(cc)	12/01/65		195	193,253
Series 2026-NQM05, Class A1, 144A	5.321(cc)	01/25/66		388	388,397

PMT Credit Risk Transfer Trust, Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.112(c)	05/25/33		330	332,112

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

PRPM LLC, Series 2025-RCF02, Class A1, 144A	4.000%(cc)	10/25/64		152	$148,182
Roc Mortgage Trust, Series 2025-RTL01, Class A1, 144A	5.625(cc)	02/25/40		200	200,401
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM05, Class A1, 144A	5.067(cc)	08/25/65		265	263,495
Series 2026-NQM02, Class A1, 144A	4.704(cc)	01/25/66		290	286,306

SG Residential Mortgage Trust, Series 2026-01, Class A1, 144A	4.782(cc)	01/25/66		387	383,122
Verus Securitization Trust,
Series 2025-11, Class A1, 144A	4.914(cc)	11/25/70		279	277,231
Series 2026-04, Class A1, 144A	4.998(cc)	04/25/71		398	396,801
Series 2026-R01, Class A1, 144A	4.832(cc)	10/25/67		189	187,201

Total Residential Mortgage-Backed Securities (cost $13,494,771)					13,451,555
Sovereign Bonds 1.8%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	137	135,455
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		180	157,096
Sr. Unsec’d. Notes	1.000	07/09/29		325	293,665
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	26	22,350
Sr. Unsec’d. Notes	5.000	01/09/38		84	67,605

Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	6.250	05/22/36		240	238,110
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	200	230,462
Sr. Unsec’d. Notes	4.500	03/15/29		200	193,900
Sr. Unsec’d. Notes	5.375	01/21/29		200	198,850
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.950	01/25/27		200	201,500
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		200	201,002

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	8.750	01/29/34		200	202,898
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	150	171,384
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	100	118,008

Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	4.750	06/15/26		200	198,340
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	140	158,337
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		270	272,641

Serbia International Bond (Serbia), Sr. Unsec’d. Notes	1.500	06/26/29	EUR	330	357,206

Total Sovereign Bonds (cost $3,360,383)					3,418,809
U.S. Government Agency Obligations 5.0%
Federal Home Loan Mortgage Corp.	3.000	02/01/52		88	77,208
Federal Home Loan Mortgage Corp.	3.500	10/01/45		171	159,464
Federal Home Loan Mortgage Corp.	3.500	05/01/52		466	423,885
Federal Home Loan Mortgage Corp.	4.000	05/01/52		1,028	965,502
Federal Home Loan Mortgage Corp.	5.000	01/01/56		199	195,896
Federal Home Loan Mortgage Corp.	5.000	02/01/56		1,834	1,804,932
Federal Home Loan Mortgage Corp.	5.500	08/01/52		63	63,119
Federal Home Loan Mortgage Corp.	5.500	10/01/52		278	280,819
Federal Home Loan Mortgage Corp.	5.500	11/01/52		359	362,037
Federal Home Loan Mortgage Corp.	5.500	11/01/55		669	672,792
Federal National Mortgage Assoc.	2.500	10/01/51		220	184,961

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	06/01/51	436	$381,988
Federal National Mortgage Assoc.	3.000	01/01/52	342	299,150
Federal National Mortgage Assoc.	3.500	02/01/52	372	340,974
Federal National Mortgage Assoc.	4.000	05/01/52	494	464,293
Federal National Mortgage Assoc.	5.000	08/01/52	432	427,477
Federal National Mortgage Assoc.	5.500	TBA	500	501,445
Federal National Mortgage Assoc.	5.500	10/01/52	539	544,203
Federal National Mortgage Assoc.	5.500	11/01/55	1,260	1,266,257
Government National Mortgage Assoc.	3.500	03/20/52	154	140,347
Government National Mortgage Assoc.	4.000	01/20/50	203	192,054

Total U.S. Government Agency Obligations (cost $9,705,532)				9,748,803
U.S. Treasury Obligations 38.5%
U.S. Treasury Bonds(k)	4.750	02/15/45	350	340,812
U.S. Treasury Notes(k)	0.500	04/30/27	3,175	3,079,874
U.S. Treasury Notes(k)	1.250	12/31/26	395	389,245
U.S. Treasury Notes	2.375	03/31/29	4,410	4,214,306
U.S. Treasury Notes	3.125	08/31/27	7,050	6,979,775
U.S. Treasury Notes	3.375	11/30/27	6,810	6,751,743
U.S. Treasury Notes(k)	3.375	12/31/27	11,070	10,966,651
U.S. Treasury Notes	3.375	02/29/28	3,405	3,370,152
U.S. Treasury Notes	3.500	09/30/27	5,445	5,413,521
U.S. Treasury Notes	3.500	01/31/28	1,545	1,532,809
U.S. Treasury Notes	3.625	08/31/27	8,825	8,790,528
U.S. Treasury Notes	3.875	12/31/27	4,140	4,132,884
U.S. Treasury Notes	3.875	03/31/28	8,355	8,337,050
U.S. Treasury Notes	3.875	12/31/32	910	890,023
U.S. Treasury Notes(k)	4.125	02/28/27	8,960	8,978,200

Total U.S. Treasury Obligations (cost $74,545,261)				74,167,573

	Shares
Affiliated Exchange-Traded Funds 0.7%
Fixed Income
PGIM Active High Yield Bond ETF	4,418	154,763

PGIM Corporate Bond 0-5 Year ETF	25,000	1,249,630

Total Affiliated Exchange-Traded Funds (cost $1,416,130)(wa)		1,404,393
Option Purchased*~ 0.0%
(cost $1,290)		2,157

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 98.8% (cost $190,377,334)		190,444,719
Options Written*~ (0.0)%
(premiums received $0)		(868)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 98.8% (cost $190,377,334)		190,443,851

Short-Term Investments 1.8%
Affiliated Mutual Fund 1.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $3,432,933)(wa)	3,432,933	3,432,933

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Value

Options Purchased*~ 0.0%
(cost $19,999)	$47,347

Total Short-Term Investments (cost $3,452,932)	3,480,280

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 100.6% (cost $193,830,266)	193,924,131
Options Written*~ (0.0)%
(premiums received $19,338)	(50,950)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 100.6% (cost $193,810,928)	193,873,181
Liabilities in excess of other assets(z) (0.6)%	(1,221,956)

Net Assets 100.0%	$192,651,225

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
TONAR—Tokyo Overnight Average Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
B&G Foods, Inc., Gtd. Notes, 5.250%, 09/15/27	07/19/23-07/15/25	$43,996	$48,687	0.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76		—		210	$34
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00		—		210	—
Currency Option USD vs HUF	Put	MSI	06/11/26	320.00		—		210	11,415
Total OTC Traded (cost $5,276)									$11,449

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.268%	EUR	975	$2,157
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.630%		286	149
CDX.NA.IG.46.V1, 06/20/31	Call	BOA	09/16/26	0.53%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		726	1,094
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.268%	2.80%(A)	EUR	1,240	1,394
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.268%	10.29%(A)	EUR	1,240	—
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.630%	3.82%(T)		1,830	6,896
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.630%	11.07%(T)		1,830	10
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.74%	1 Day SOFR(A)/ 3.630%	3.74%(A)		1,145	4,756
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/ 3.630%	8.00%(A)		1,145	—
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.630%	3.21%(A)		1,340	18,557
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.630%	8.19%(A)		1,340	8

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.630%	3.89%(A)	286	$1,848
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	1,310	1,186
Total OTC Swaptions (cost $16,013)								$38,055
Total Options Purchased (cost $21,289)								$49,504
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs PLN	Call	CITI	06/11/26	3.76		—		210	$(34)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00		—		210	(11,415)
Total OTC Traded (premiums received $4,391)									$(11,449)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.268%	1.74%(A)	EUR	975	$(868)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.630%	3.09%(A)		286	(66)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.268%	EUR	2,480	(779)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.630%		3,660	(7,136)
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.93%	3.93%(A)	1 Day SOFR(A)/ 3.630%		2,290	(4,906)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.630%		1,340	(12,503)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.630%		1,340	(8,938)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.630%		286	(3,400)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	08/19/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		2,620	(1,309)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	09/16/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		726	(464)
Total OTC Swaptions (premiums received $14,947)									$(40,369)
Total Options Written (premiums received $19,338)									$(51,818)
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
267	2 Year U.S. Treasury Notes	Sep. 2026	$55,152,188	$46,759
5	10 Year Australian Treasury Bonds	Jun. 2026	391,818	2,979
3	10 Year Euro-Bund	Sep. 2026	442,999	1,047
33	20 Year U.S. Treasury Bonds	Sep. 2026	3,703,219	70,796
				121,581
Short Positions:
5	5 Year Euro-Bobl	Sep. 2026	671,671	(2,070)
104	5 Year U.S. Treasury Notes	Sep. 2026	11,149,938	(47,899)
16	10 Year U.S. Treasury Notes	Sep. 2026	1,757,250	(8,989)
5	10 Year U.S. Ultra Treasury Notes	Sep. 2026	560,391	(2,018)

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Futures contracts outstanding at May 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
21	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	$2,402,531	$(23,970)
3	Euro Schatz Index	Sep. 2026	370,740	(195)
				(85,141)
				$36,440
Forward foreign currency exchange contracts outstanding at May 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Chilean Peso,
Expiring 06/17/26	CITI	CLP	93,238	$100,000	$104,771	$4,771	$—
Chinese Renminbi,
Expiring 06/17/26	BOA	CNH	2,268	331,530	335,730	4,200	—
Expiring 06/17/26	HSBC	CNH	452	66,000	66,832	832	—
Expiring 06/17/26	MSI	CNH	1,134	165,156	167,865	2,709	—
Colombian Peso,
Expiring 06/17/26	BOA	COP	396,530	105,000	107,029	2,029	—
Expiring 06/17/26	CITI	COP	191,227	51,254	51,615	361	—
Expiring 06/17/26	JPM	COP	789,291	206,696	213,040	6,344	—
Euro,
Expiring 07/22/26	HSBC	EUR	227	267,956	265,953	—	(2,003)
Indian Rupee,
Expiring 06/17/26	CITI	INR	3,729	40,033	39,175	—	(858)
Expiring 06/17/26	HSBC	INR	6,338	66,000	66,580	580	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	1,853	105,000	106,685	1,685	—
Expiring 06/17/26	JPM	MXN	2,709	153,428	156,038	2,610	—
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	4,764	149,699	151,251	1,552	—
Expiring 06/17/26	MSI	TWD	3,433	108,000	108,988	988	—
Expiring 06/17/26	SCB	TWD	5,061	159,000	160,686	1,686	—
Philippine Peso,
Expiring 06/17/26	BOA	PHP	4,316	72,000	70,077	—	(1,923)
Expiring 06/17/26	HSBC	PHP	14,645	243,000	237,807	—	(5,193)
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	86	68,000	67,672	—	(328)
Expiring 06/17/26	HSBC	SGD	184	145,179	144,292	—	(887)
South African Rand,
Expiring 06/17/26	BARC	ZAR	1,552	91,050	95,568	4,518	—
Expiring 06/17/26	BOA	ZAR	1,337	79,063	82,318	3,255	—
South Korean Won,
Expiring 06/17/26	JPM	KRW	214,703	146,139	142,428	—	(3,711)
Thai Baht,
Expiring 06/17/26	GSI	THB	2,327	71,000	71,603	603	—
Expiring 06/17/26	HSBC	THB	5,061	155,093	155,731	638	—
Expiring 06/17/26	SCB	THB	10,121	311,347	311,463	116	—
				$3,456,623	$3,481,197	39,477	(14,903)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/22/26	BARC	GBP	104	$141,317	$140,196	$1,121	$—
Expiring 07/22/26	HSBC	GBP	178	242,160	239,052	3,108	—

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Forward foreign currency exchange contracts outstanding at May 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/17/26	CITI	CLP	79,343	$88,587	$89,158	$—	$(571)
Expiring 06/17/26	HSBC	CLP	13,895	15,222	15,614	—	(392)
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	3,854	563,809	570,427	—	(6,618)
Colombian Peso,
Expiring 06/17/26	CITI	COP	191,919	51,450	51,802	—	(352)
Expiring 06/17/26	DB	COP	543,501	146,710	146,699	11	—
Expiring 06/17/26	MSI	COP	542,810	145,350	146,512	—	(1,162)
Expiring 06/17/26	MSI	COP	98,818	26,607	26,672	—	(65)
Euro,
Expiring 07/22/26	BARC	EUR	65	76,779	76,166	613	—
Expiring 07/22/26	JPM	EUR	1,764	2,089,700	2,061,777	27,923	—
Expiring 07/22/26	MSI	EUR	1,790	2,120,792	2,093,015	27,777	—
Expiring 07/22/26	TD	EUR	1,790	2,118,514	2,093,017	25,497	—
Indian Rupee,
Expiring 06/17/26	BOA	INR	5,878	62,000	61,750	250	—
Expiring 06/17/26	CITI	INR	4,189	44,201	44,004	197	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	2,181	121,973	125,609	—	(3,636)
Expiring 06/17/26	JPM	MXN	1,220	67,000	70,252	—	(3,252)
Expiring 06/17/26	MSI	MXN	1,161	65,000	66,862	—	(1,862)
New Taiwanese Dollar,
Expiring 06/17/26	CITI	TWD	8,838	275,525	280,616	—	(5,091)
Expiring 06/17/26	HSBC	TWD	4,419	137,535	140,308	—	(2,773)
Philippine Peso,
Expiring 06/17/26	CITI	PHP	4,256	71,692	69,107	2,585	—
Expiring 06/17/26	HSBC	PHP	14,705	242,587	238,778	3,809	—
Singapore Dollar,
Expiring 06/17/26	HSBC	SGD	270	211,497	211,963	—	(466)
South African Rand,
Expiring 06/17/26	MSI	ZAR	2,001	122,545	123,191	—	(646)
Expiring 06/17/26	SCB	ZAR	888	53,000	54,695	—	(1,695)
South Korean Won,
Expiring 06/17/26	MSI	KRW	143,135	95,354	94,952	402	—
Expiring 06/17/26	MSI	KRW	71,568	47,241	47,476	—	(235)
Thai Baht,
Expiring 06/17/26	HSBC	THB	12,729	405,805	391,697	14,108	—
Expiring 06/17/26	HSBC	THB	4,780	151,000	147,100	3,900	—
				$10,000,952	$9,918,467	111,301	(28,816)
						$150,778	$(43,719)
Credit default swap agreements outstanding at May 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	90	$(509)	$(245)	$(264)	BARC

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreements outstanding at May 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		100	0.397%	$2,471	$2,233	$238	GSI
Bank of America Corp.	06/20/27	1.000%(Q)		758	0.299%	7,099	4,942	2,157	GSI
Bank of America Corp.	06/20/27	1.000%(Q)		613	0.299%	5,672	4,512	1,160	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		101	0.290%	606	403	203	CITI
Barclays Bank PLC	12/20/26	1.000%(Q)		284	0.288%	1,707	1,066	641	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	134	0.278%	953	692	261	JPM
Citigroup, Inc.	12/20/26	1.000%(Q)		360	0.242%	2,258	1,376	882	GSI
Citigroup, Inc.	12/20/27	1.000%(Q)		406	0.323%	5,010	3,786	1,224	GSI
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	47	0.115%	141	34	107	JPM
European Investment Bank	12/20/26	—%(Q)		342	0.033%	(64)	(95)	31	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		50	0.420%	119	17	102	BARC
Hellenic Republic	12/20/26	1.000%(Q)		110	0.047%	811	552	259	BARC
Hellenic Republic	06/20/27	1.000%(Q)		15	0.065%	177	110	67	BARC
Hellenic Republic	12/20/27	1.000%(Q)		10	0.100%	158	98	60	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		132	0.143%	901	612	289	MSI
Kingdom of Norway	12/20/26	—%(Q)		140	0.027%	(21)	(39)	18	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		15	0.172%	38	6	32	CITI
Kingdom of Spain	06/20/26	0.250%(T)	EUR	289	0.016%	219	40	179	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	100	0.027%	(2)	(1)	(1)	BARC
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	97	0.016%	297	54	243	BARC
National Bank of Canada	12/20/26	1.000%(Q)		59	0.267%	362	240	122	CITI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		276	0.184%	696	116	580	BARC
Nomura Holdings, Inc.	12/20/27	1.000%(Q)		122	*	1,412	1,202	210	BOA
Republic of Angola	12/20/27	1.000%(Q)		200	2.469%	(3,986)	(7,326)	3,340	BARC
Republic of Argentina	12/20/26	5.000%(Q)		100	0.924%	3,292	(568)	3,860	MSI
Republic of Columbia	12/20/26	1.000%(Q)		38	0.728%	135	41	94	BARC
Republic of Ecuador	06/20/27	5.000%(Q)		200	1.327%	9,664	(611)	10,275	GSI
Republic of France	12/20/26	0.250%(Q)		309	0.065%	478	263	215	BARC
Republic of France	12/20/26	0.250%(Q)		72	0.065%	111	61	50	BARC
Republic of France	12/20/30	0.250%(Q)		90	0.259%	10	(505)	515	BARC
Republic of Italy	06/20/26	—%(Q)		329	0.043%	(8)	(13)	5	BARC
Republic of Italy	06/20/26	—%(Q)		69	0.043%	(1)	(4)	3	BARC
Republic of Italy	09/20/26	1.000%(Q)		291	0.046%	1,460	854	606	BARC
Republic of Ivory Coast	03/31/27	2.900%(Q)		360	0.989%	7,842	(24)	7,866	CITI

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Credit default swap agreements outstanding at May 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ivory Coast	06/20/27	1.000%(Q)		50	1.052%	$74	$(803)	$877	MSI
Republic of Panama	06/20/26	1.000%(Q)		37	0.342%	89	10	79	CITI
Republic of Panama	06/20/27	1.000%(Q)		305	0.418%	2,475	1,744	731	CITI
Republic of Panama	06/20/27	1.000%(Q)		95	0.418%	770	566	204	BARC
Republic of Romania	12/20/26	1.000%(Q)		12	0.439%	62	33	29	BOA
Siemens AG	06/20/26	1.000%(Q)	EUR	62	0.074%	187	46	141	JPM
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		93	0.087%	664	452	212	MSI
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		100	0.382%	1,144	913	231	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		65	1.173%	125	(25)	150	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		60	0.163%	403	272	131	MSI
TotalEnergies Capital SA	06/20/26	—%(T)	EUR	143	0.075%	(7)	(8)	1	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	285	0.187%	181	26	155	BARC
UBS Group AG	12/20/26	1.000%(Q)	EUR	535	0.128%	4,332	2,996	1,336	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		40	0.141%	102	16	86	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)		179	0.255%	1,757	1,353	404	GSI
Wells Fargo & Co.	06/20/26	1.000%(Q)		244	0.196%	613	119	494	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)		218	0.196%	548	106	442	JPM
Wells Fargo & Co.	12/20/26	1.000%(Q)		297	*	1,906	1,298	608	GSI
						$65,442	$23,238	$42,204

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2026(4)	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	36,230	0.507%	$556,701	$885,397	$328,696
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	510	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.250%	$—	$(5,759)	$(5,759)
CHF	100	02/23/36	0.480%(A)	1 Day SARON(2)(A)/ (0.056)%	—	(1,452)	(1,452)
GBP	170	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(4)	(9,596)	(9,592)
JPY	40,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(20,286)	(20,286)
JPY	30,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(14,165)	(14,165)
MXN	8,360	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.746%	—	(13,000)	(13,000)
MXN	4,920	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.746%	—	(9,470)	(9,470)
NZD	630	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.620%	—	(3,626)	(3,626)
	180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.630%	12	(1,414)	(1,426)
	2,890	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.630%	340	19,693	19,353
	920	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.630%	—	—	—
	524	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.630%	—	16,031	16,031
	470	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.630%	—	(16,793)	(16,793)
	115	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.630%	(783)	(8,453)	(7,670)
	233	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.630%	—	13,296	13,296
	60	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.630%	26,146	28,779	2,633
	3,410	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.630%	109,594	137,851	28,257
	105	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.630%	795	9,644	8,849
	360	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.630%	—	26,593	26,593
	955	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.630%	(17,198)	21,387	38,585
	1,251	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.630%	—	—	—
					$118,902	$169,260	$50,358

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).